Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
REVENUE	$ 13,021	$ 11,283	$ 9,905
COST OF REVENUE	25,809	21,892	16,497
GROSS LOSS	(12,788)	(10,609)	(6,592)
OPERATING EXPENSES:
Research and development, net	19,236	20,182	26,049
Sales and Marketing	5,665	3,410	4,168
General and administrative	21,587	22,455	24,272
Goodwill impairment			7,420
Change in contingent earnout liability	7		(4,488)
Impairment of long-lived assets	17,528
Other expenses (income)	1,423	90	(1,424)
TOTAL OPERATING EXPENSES	65,446	46,137	55,997
OPERATING LOSS	(78,234)	(56,746)	(62,589)
REALIZED INCOME (LOSS) FROM SALE OF MARKETABLE SECURITIES		2	(178)
FINANCIAL INCOME, net	1,424	2,870	1,652
OPERATING LOSS BEFORE INCOME TAXES	(76,810)	(53,874)	(61,115)
INCOME TAX BENEFIT	1,792	358	339
NET LOSS	$ (75,018)	$ (53,516)	$ (60,776)
BASIC LOSS PER SHARE (in Dollars per share)	$ (1.16)	$ (0.91)	$ (1.08)
DILUTED LOSS PER SHARE (in Dollars per share)	$ (1.16)	$ (0.91)	$ (1.08)
WEIGHTED AVERAGE NUMBER OF BASIC ORDINARY SHARES OUTSTANDING (IN THOUSANDS) (in Shares)	64,790	58,673	56,368
WEIGHTED AVERAGE NUMBER OF DILUTED ORDINARY SHARES OUTSTANDING (IN THOUSANDS) (in Shares)	64,790	58,673	56,368
NET LOSS	$ (75,018)	$ (53,516)	$ (60,776)
Reclassification of net losses (income) realized in income statement		(2)	178
Unrealized gain from marketable securities	1	306	1,491
Total other comprehensive income:	1	304	1,669
TOTAL COMPREHENSIVE LOSS	$ (75,017)	$ (53,212)	$ (59,107)